IFRS 7 Disclosure (Summary of Deposit Funding) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 947,713	$ 966,715
Personal [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	641,827	650,396
Non Personal [Member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 305,886	$ 316,319